Shareholders' Equity (Details Textual) (USD $)	3 Months Ended			1 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011 Offering Warrants [Member]	Mar. 31, 2011 Purchase Option	Mar. 31, 2011 Insider Warrants [Member]	Mar. 31, 2011 Initial Public Offering	Dec. 31, 2013 Initial Public Offering	Dec. 31, 2013 Initial Public Offering Purchase Option
Numbers of warrants issued				4,106,500		6,600,000	4,106,500	6,600,000
Warrants exercise price				$ 5.00		$ 0.35	$ 5.00	$ 0.35
Warrants redemption term				The Company may redeem the offering warrants at a price of $0.01 per offering warrant upon 30 days' notice while the offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the offering warrants. If not exercised, the offering warrants expire on December 24, 2016.
Warrants rights exercisable							3 years	3 years
Proceeds from issuance of warrants	$ 20,532,500					$ 2,310,000
Proceeds from warrants issued								$2,310,000
Share price (in dollars per share)		$ 0.0217
Fair value of options at grant date									$ 1,486,000
Fair value of options at grant date (in dollars per unit)									$ 3.72
Expected volatility									0.541%
Risk-free interest rate									0.02625%
Expected life									5 years
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Issuance of options to purchase units					400,000
Options, exercise price					$ 8.80